NOTE 9 - COMMITMENT AND CONTINGENCIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Apr. 01, 2013	Nov. 01, 2011	Jul. 01, 2007
Commitments and Contingencies (See Note 9)
Rental Payments				$ 450		$ 3,000
Rent Expense	9,297	18,380
Malpractice Contingency Accrual	50,000
Malpractice Loss Contingency			100,000
Malpractice Payable	$ 79,000				$ 100,000